ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions															12 Months Ended
	Dec. 30, 2019	Dec. 12, 2019	Nov. 29, 2019	Sep. 26, 2019	Jun. 06, 2019	Apr. 30, 2019	Mar. 22, 2019	Dec. 07, 2018	Oct. 16, 2018	Oct. 01, 2018	Aug. 28, 2018	Aug. 03, 2018	Aug. 01, 2018	Jun. 12, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date															$ 7,600	$ 5,100
Profit (loss) of acquired entities since acquisition date															635	711
Goodwill															14,550	8,815	$ 5,317
Revenue of combined entity as if combination occurred at beginning of period															14,700	12,600
Net income (loss) of combined entity as if combination occurred at beginning of period															(189)	(1,800)
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill															1,357	1,157
Real Estate | 666 Fifth Avenue [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												$ 1,299
Goodwill												0
Revenue of combined entity as if combination occurred at beginning of period												84
Net income (loss) of combined entity as if combination occurred at beginning of period												(85)
Identifiable Assets Acquired Recognised As Of Acquisition Date												1,303
Property, plant and equipment												$ 0
Percentage of interests acquired												100.00%
Deferred tax liabilities recognised as of acquisition date												$ 0
Liabilities Recognized as of Acquisition Date												4
Borrowings recognised as of acquisition date												$ 0
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											$ 13,240
Goodwill											0
Revenue of combined entity as if combination occurred at beginning of period											1,800
Net income (loss) of combined entity as if combination occurred at beginning of period											(1,100)
Identifiable Assets Acquired Recognised As Of Acquisition Date											29,892
Property, plant and equipment											56
Cash consideration											200
Gain recognised in bargain purchase transaction											921
Deferred tax liabilities recognised as of acquisition date											11
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date											7,800
Loss on revaluation of equity interest in acquiree held by acquirer immediately before acquisition date											502
Liabilities Recognized as of Acquisition Date											15,731
Borrowings recognised as of acquisition date											13,147
Real Estate | Forest City [Member]
Disclosure of detailed information about business combination [line items]
Total consideration								$ 6,948
Goodwill								0
Revenue of combined entity as if combination occurred at beginning of period								1,100
Net income (loss) of combined entity as if combination occurred at beginning of period								(381)
Identifiable Assets Acquired Recognised As Of Acquisition Date								12,364
Property, plant and equipment								$ 0
Percentage of interests acquired								100.00%
Deferred tax liabilities recognised as of acquisition date								$ 0
Liabilities Recognized as of Acquisition Date								5,416
Borrowings recognised as of acquisition date								$ 3,664
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration			$ 724												724
Goodwill															0
Revenue of combined entity as if combination occurred at beginning of period			174
Net income (loss) of combined entity as if combination occurred at beginning of period			(4)
Identifiable Assets Acquired Recognised As Of Acquisition Date															3,717
Property, plant and equipment															95
Cash consideration			$ 658
Percentage of interests acquired			84.00%
Deferred tax liabilities recognised as of acquisition date															0
Liabilities Recognized as of Acquisition Date															2,993
Borrowings recognised as of acquisition date															537
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill															6,553	3,859
Infrastructure | East-West Pipeline Limited (EWPL)
Disclosure of detailed information about business combination [line items]
Total consideration							$ 1,900								1,879
Goodwill															0
Revenue of combined entity as if combination occurred at beginning of period							359
Net income (loss) of combined entity as if combination occurred at beginning of period							(65)
Identifiable Assets Acquired Recognised As Of Acquisition Date															2,523
Property, plant and equipment															2,134
Cash consideration	$ 5,400						$ 959
Percentage of interests acquired							100.00%
Deferred tax liabilities recognised as of acquisition date															0
Liabilities Recognized as of Acquisition Date															644
Borrowings recognised as of acquisition date															0
Infrastructure | Genesee and Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	6,500														6,526
Goodwill	2,000
Revenue of combined entity as if combination occurred at beginning of period	2,300
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (235)
Identifiable Assets Acquired Recognised As Of Acquisition Date															11,525
Property, plant and equipment															5,283
Percentage of interests acquired	100.00%
Deferred tax liabilities recognised as of acquisition date															1,111
Liabilities Recognized as of Acquisition Date															4,999
Borrowings recognised as of acquisition date															1,567
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Total consideration										$ 1,956					1,318
Goodwill										524					218
Revenue of combined entity as if combination occurred at beginning of period										246					271
Net income (loss) of combined entity as if combination occurred at beginning of period										(16)					(121)
Identifiable Assets Acquired Recognised As Of Acquisition Date										2,188					1,536
Property, plant and equipment										$ 1,442					1,198
Cash consideration															$ 861
Percentage of interests acquired										100.00%					100.00%
Deferred tax liabilities recognised as of acquisition date										$ 186					$ 0
Liabilities Recognized as of Acquisition Date										232					218
Borrowings recognised as of acquisition date										$ 0					0
Infrastructure | Enercare [Member]
Disclosure of detailed information about business combination [line items]
Total consideration									$ 2,442
Goodwill									1,260						1,300
Revenue of combined entity as if combination occurred at beginning of period									949
Net income (loss) of combined entity as if combination occurred at beginning of period									(5)
Identifiable Assets Acquired Recognised As Of Acquisition Date									4,026
Property, plant and equipment									669
Cash consideration									$ 2,200
Percentage of interests acquired									100.00%
Deferred tax liabilities recognised as of acquisition date									$ 472
Liabilities Recognized as of Acquisition Date									1,584
Borrowings recognised as of acquisition date									$ 877
Infrastructure | Evoque [Member]
Disclosure of detailed information about business combination [line items]
Total consideration																1,103
Goodwill																463
Revenue of combined entity as if combination occurred at beginning of period																321
Net income (loss) of combined entity as if combination occurred at beginning of period																(6)
Identifiable Assets Acquired Recognised As Of Acquisition Date																1,127
Property, plant and equipment																$ 440
Percentage of interests acquired																100.00%
Deferred tax liabilities recognised as of acquisition date																$ 0
Liabilities Recognized as of Acquisition Date																24
Borrowings recognised as of acquisition date																0
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill															977	941
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Total consideration														$ 1,114
Goodwill														115
Revenue of combined entity as if combination occurred at beginning of period														407
Net income (loss) of combined entity as if combination occurred at beginning of period														(63)
Identifiable Assets Acquired Recognised As Of Acquisition Date														3,514
Property, plant and equipment														$ 2,724
Percentage of interests acquired														95.00%
Deferred tax liabilities recognised as of acquisition date														$ 174
Liabilities Recognized as of Acquisition Date														2,400
Borrowings recognised as of acquisition date														$ 1,906
Renewable Power | Arcadia [Member]
Disclosure of detailed information about business combination [line items]
Total consideration				$ 735											735
Goodwill															0
Revenue of combined entity as if combination occurred at beginning of period				67
Net income (loss) of combined entity as if combination occurred at beginning of period				$ (22)
Identifiable Assets Acquired Recognised As Of Acquisition Date															800
Property, plant and equipment															759
Percentage of interests acquired				100.00%
Deferred tax liabilities recognised as of acquisition date															0
Liabilities Recognized as of Acquisition Date															65
Borrowings recognised as of acquisition date															0
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill															5,218	$ 2,411
Private Equity | Healthscope
Disclosure of detailed information about business combination [line items]
Total consideration					$ 4,100										4,055
Goodwill															1,548
Goodwill recognised as of acquisition date					1,500
Revenue of combined entity as if combination occurred at beginning of period					1,600
Net income (loss) of combined entity as if combination occurred at beginning of period					(81)
Identifiable Assets Acquired Recognised As Of Acquisition Date															4,825
Property, plant and equipment															2,590
Cash consideration					1,200
Consideration transferred, acquisition-date asset level debt					$ 2,900
Percentage of interests acquired					100.00%
Deferred tax liabilities recognised as of acquisition date															79
Liabilities Recognized as of Acquisition Date															770
Borrowings recognised as of acquisition date															0
Private Equity | Genworth [Member]
Disclosure of detailed information about business combination [line items]
Total consideration		$ 1,700													1,674
Goodwill															0
Revenue of combined entity as if combination occurred at beginning of period		677
Net income (loss) of combined entity as if combination occurred at beginning of period		(321)
Identifiable Assets Acquired Recognised As Of Acquisition Date															5,302
Property, plant and equipment															10
Gain recognised in bargain purchase transaction		$ 0
Percentage of interests acquired		57.00%
Deferred tax liabilities recognised as of acquisition date															49
Liabilities Recognized as of Acquisition Date															3,624
Borrowings recognised as of acquisition date															342
Private Equity | Clarios
Disclosure of detailed information about business combination [line items]
Total consideration						$ 12,800									12,770
Goodwill															1,894
Goodwill recognised as of acquisition date						1,900
Goodwill expected to be deductible for tax purposes						20
Revenue of combined entity as if combination occurred at beginning of period						8,300
Net income (loss) of combined entity as if combination occurred at beginning of period						(74)
Identifiable Assets Acquired Recognised As Of Acquisition Date															16,204
Property, plant and equipment															3,582
Cash consideration						2,900
Consideration transferred, acquisition-date asset level debt						$ 9,900
Percentage of interests acquired						100.00%
Deferred tax liabilities recognised as of acquisition date															967
Liabilities Recognized as of Acquisition Date															3,434
Borrowings recognised as of acquisition date															$ 0
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Total consideration													$ 3,835
Goodwill													213
Revenue of combined entity as if combination occurred at beginning of period													3,900
Net income (loss) of combined entity as if combination occurred at beginning of period													(200)
Identifiable Assets Acquired Recognised As Of Acquisition Date													6,571
Property, plant and equipment													$ 931
Percentage of interests acquired													100.00%
Deferred tax liabilities recognised as of acquisition date													$ 81
Liabilities Recognized as of Acquisition Date													2,736
Borrowings recognised as of acquisition date													3
Asset level debt [Member] | Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Total consideration													$ 886
Pre-closing dividend [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											9,050
BPR Shares [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											161
Existing equity investment [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											7,800
BPY Shares [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											88
New equity [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											5,200
Share-based payment arrangements [member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration											$ 28